Warrants	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Warrants	WarrantsSince the listing on August 28, 2020, and until March 31, 2021, 114,024 Public Warrants were exercised at a price of USD11.50 and at a 1:1 equivalent to ordinary shares.
The outstanding Public and Private Warrants as of March 31, 2021 amount to 30,735,950 with a fair value of EUR31.0 million.
There were no outstanding warrants in the comparative periods presented as of March 31, 2020 and March 31, 2019.

	For the financial year ended March 31
Number of warrants	2021	2020	2019
Opening balance as of April 1	—	—	—
Issuance of warrants	30,849,974	—	—
Exercises of warrants	(114,024)	—	—
Closing balance as of March 31	30,735,950	—	—

(EUR thousand)	For the financial year ended March 31
Warrant liabilities	2021	2020	2019
Opening balance as of April 1	—	—	—
Issuance of warrants	20,196	—	—
Exercises of warrants	(73)	—	—
Change in fair value of warrants	10,856	—	—
Closing balance as of March 31	30,979	—	—

Please refer to Note 5, and Note 44 for further details.